Government Bonds, And Other Assets (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Summary of Balance of Government Bonds
The following table sets forth the balance of Mexican Government local bonds (the “Government Bonds”) held by Petróleos Mexicanos valued at amortized cost as of September 30, 2025 and December 31, 2024:

	September 30, 2025		December 31, 2024
Government bonds (1)	Ps.	21,461,387	Ps.	35,875,353
Less: current portion of Government Bonds, net of expected credit losses	21,461,387		14,740,032
Total long-term notes receivable	Ps.	—	Ps.	21,135,321
(1)As of September 30, 2025 and December 31, 2024, includes an expected credit loss of Ps.1,839 and Ps.2,869, respectively.
Summary of Roll forward of the Mexican Bonds
The roll-forward of the Government Bonds is as follows:

	As of September 30,
	2025		2024
Balance as of the beginning of the year	Ps.	35,875,353	Ps.	64,132,418
Government Bonds collected (1)	(14,359,299)		(20,936,777)
Accrued interests	1,444,470		3,808,304
Interests received from bonds	(1,819,299)		(4,328,054)
Amortized cost	319,133		366,598
Reversal of impairment of bonds	1,029		2,153
Balance at the end of the period	Ps.	21,461,387	Ps.	43,044,642
(1)As of September 30, 2025 four series of Government Bonds were collected in February, April, June and August.

Summary of Other Assets
As of September 30, 2025 and December 31, 2024, the balance of other assets was as follows:

	September 30, 2025		December 31, 2024
Restricted cash (1)	Ps.	18,718,961	Ps.	17,119,599
Other	5,010,569		4,657,144
Payments in advance (2)	4,176,240		4,029,445
Insurance	1,969,885		1,922,587
Total other assets	Ps.	29,875,655	Ps.	27,728,775

(1)As of September 30, 2025 and December 31, 2024, restricted cash mainly consists of collateral for a financing transaction maturing in November 2026, amounting to Ps.15,790,568 and Ps.14,972,193, respectively, as well as cash related to court-ordered seizures amounting to Ps.2,928,379 and Ps.2,417,406, respectively.
(2)Mainly advance payments to contractors for the construction of the Olmeca Refinery in Dos Bocas, Paraíso, Tabasco, through PTI ID.